Commitments (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Contractual Obligations and Commitments

Contractual obligations and commitments	2022 £m	2021 £m

Contracted for but not provided in the financial statements:

Intangible assets	10,659	12,082

Property, plant and equipment	743	616

Investments	138	146

Purchase commitments	161	484

Pensions and post-retirement benefits	345	44

Interest on loans	6,322	7,603

Future finance charges on leases	146	153

Lease contracts that have not yet commenced	395	60

	18,909	21,188